Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000014907 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014907 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014907 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014907 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014907 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014907 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014907 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014907 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014907 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014907 | 713448108 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014907 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014907 | Local
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014907 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014907 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014907 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014907 | Education
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014907 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014907 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014907 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014907 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014907 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014907 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014907 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014907 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014907 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014907 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014907 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014907 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014907 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014907 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000014907 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000014907 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000014907 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014907 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000014907 | CMBS61691ABL6
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014907 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	62.90%
C000014907 | Industrials88579YBG5
Holdings [Line Items]
Percent of Total Investments	23.00%
C000014907 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014907 | Local077527JD2
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014907 | Mbs Passthrough3138L7QJ8
Holdings [Line Items]
Percent of Total Investments	8.40%
C000014908 | 608919718 | Federated Hermes Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014908 | 38378JUT7 | Government National Mortgage Association, AE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014908 | 3132DWGG2 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014908 | 3132DWF57 | UMBS Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014908 | 31418EPC8 | UMBS Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014908 | 3132DWE66 | UMBS Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014908 | 31418EE63 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014908 | 3132DWD34 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014908 | 31418ED80 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014908 | 31418EKP4 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014908 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014908 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014908 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000014908 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000014908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014908 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014908 | Lease
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014908 | Treasury
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014908 | CMO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014908 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000014908 | Cmo
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000014908 | Cmo31393UNV1
Holdings [Line Items]
Percent of Total Investments	24.00%
C000014908 | Health Care031162DR8
Holdings [Line Items]
Percent of Total Investments	9.50%
C000014908 | Lease963210AL3
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014908 | Mbs Passthrough3138LC7K5
Holdings [Line Items]
Percent of Total Investments	62.20%
C000014909 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014909 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014909 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014909 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000014909 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014909 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014909 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014909 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014909 | 75513E101 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014909 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014909 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014909 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014909 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014909 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014909 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000014909 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014909 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000014909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000014909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000014909 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000014909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000014909 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014909 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014910 | 608919718 | Federated Hermes Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014910 | 922280102 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014910 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014910 | 387328107 | Granite Construction, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014910 | 671044105 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014910 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014910 | 10316T104 | Box, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014910 | 860630102 | Stifel Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014910 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014910 | 86881A100 | Surgery Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014910 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014910 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014910 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014910 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000014910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014910 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014910 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014910 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014910 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000014910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000014910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000014910 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014910 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	97.70%
C000179136 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000179136 | 464287655 | iShares Russell 2000 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000179136 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000179136 | 921910840 | Vanguard Mega Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000179136 | 464288240 | Ishares Msci Acwi Index Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179136 | 78463V107 | SPDR® Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000179136 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000179136 | 46090F100 | Invesco Optimum Yield Diversified Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000179136 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000179136 | 81369Y506 | Energy Select Sector SPDR® Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179136 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000179136 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	0.60%
C000179136 | Europe Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179136 | Diverisified Funds
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179136 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000179136 | Equity
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000179136 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000179136 | Exchange-Traded Funds81369Y506
Holdings [Line Items]
Percent of Total Investments	99.40%
C000014911 | 608919718 | Federated Hermes Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014911 | 677313ET1 | Ohio County Board of Education
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014911 | 410090DE1 | Hancock County Board of Education
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014911 | 61021PBC4 | Monongalia County Building Commission
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014911 | 95639RGN3 | West Virginia Higher Education Policy Commission
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014911 | 57520HAM5 | Mason County Public Service District Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014911 | 12681CDJ0 | Cabell County Board of Education
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014911 | 95648MJZ3 | West Virginia Economic Development Authority
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014911 | 408822CB8 | Hampshire County Building Commission
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014911 | 95662NES3 | West Virginia Housing Development Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014911 | Local
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014911 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014911 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014911 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014911 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000014911 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014911 | Cash & Equivalent608919718
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014911 | Lease
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000014911 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014911 | State
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014911 | Housing
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000014911 | Education034078MV4
Holdings [Line Items]
Percent of Total Investments	96.60%